Average Annual Total Returns - FidelityValueFund-KPRO - FidelityValueFund-KPRO - Fidelity Value Fund	Dec. 30, 2023
Fidelity Value Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(8.85%)
Past 5 years	8.05%
Past 10 years	11.02%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%